Annual Operating Expenses - FidelitySmallCapGrowthFund-AMCIZPRO - FidelitySmallCapGrowthFund-AMCIZPRO - Fidelity Small Cap Growth Fund	Sep. 28, 2024
Fidelity Advisor Small Cap Growth Fund - Class A
Operating Expenses:
Management fee	0.97%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	1.23%
Fidelity Advisor Small Cap Growth Fund - Class C
Operating Expenses:
Management fee	0.97%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[1]
Total annual operating expenses	1.98%
Fidelity Advisor Small Cap Growth Fund - Class M
Operating Expenses:
Management fee	0.97%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[1]
Total annual operating expenses	1.48%
Fidelity Advisor Small Cap Growth Fund - Class I
Operating Expenses:
Management fee	0.97%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.98%
Fidelity Advisor Small Cap Growth Fund - Class Z
Operating Expenses:
Management fee	0.85%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.86%

[1]	B Adjusted to reflect current fees.
[2]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21%, 0.21%, 0.22%, 0.20%, and 0.06% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.